Average Annual Total Returns - Service - BlackRock Pennsylvania Municipal Bond Fund - Service	Sep. 28, 2020
Average Annual Return:
1 Year	6.21%
5 Years	3.17%
10 Years	4.41%
After Taxes on Distributions
Average Annual Return:
1 Year	6.21%
5 Years	3.17%
10 Years	4.41%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.11%
5 Years	3.30%
10 Years	4.35%